Share Plans (Schedule of the Valuation Assumptions Used in the Conversion) (Details) (USD $)	0 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 27, 2013	Sep. 26, 2014	Sep. 27, 2013	Jun. 28, 2013	Jun. 27, 2013
Weighted Average Assumptions
Expected share price volatility	32.00%	26.00%	32.00%
Risk-free interest rate	0.99%	0.99%	1.96%
Expected annual dividend per share	0.00%	1.65%	0.00%
Expected life of options (in years)	3 years 9 months 18 days	3 years 9 months 18 days	5 years 6 months
Fair value per option			$ 17.38		$ 16.51	$ 18.04
Share options outstanding			3,526,789	2,760,231	2,399,822	1,745,258